FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Amortized cost
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 20,048,461	R$ 21,126,404
Financial liabilities, at fair value	48,066,403	50,491,870
Loans and financing
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,195,278	5,843,527
Financial liabilities, at fair value	41,638,798	44,015,645
Financial Liability Itaipu
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,064,344	578,626
Reimbursement obligations
The accounting balances of financial assets and liabilities
Financial assets, at fair value	6,373,111	6,396,234
Repayment Obligations
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,199,689	859,003
Suppliers
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	3,217,463	4,048,087
Leases
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	857,404	903,484
Concessions payable UBP
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	88,705	87,025
Remuneration to share holder
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,435,014	1,406,891
Fair value through profit or loss
The accounting balances of financial assets and liabilities
Financial assets, at fair value	18,899,986	19,268,020
Financial assets - Generation
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,172,580	2,172,162
Financial Assets - Itaipu
The accounting balances of financial assets and liabilities
Financial assets, at fair value	400,234	428,865
Customers
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,748,206	6,088,056
Marketable Securities
The accounting balances of financial assets and liabilities
Financial assets, at fair value	9,808	4,901
Marketable Securities | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	15,534,408	15,868,952
Decommissioning Fund | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,101,589	2,055,713
Cash and cash equivalents
The accounting balances of financial assets and liabilities
Financial assets, at fair value	149,244	192,659
Investments (Interests) | Level 1
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,922,916	1,878,609
Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,263,989	1,343,355
Fair value through other comprehensive income
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 1,922,916	R$ 1,878,609